Provisions - Summary of classification of provisions (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Non-Current	$ 51,513	$ 33,058
Current	10,800	3,910
Contingencies [Member]
Disclosure of other provisions [line items]
Current	5,244	14
Well plugging and abandonment [Member]
Disclosure of other provisions [line items]
Non-Current	51,279	31,026
Current	3,178	1,412
Environmental remediation [member]
Disclosure of other provisions [line items]
Non-Current	234	2,032
Current	$ 2,378	$ 2,484